Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD FUNDS EXCHANGE-TRADED TRUST
Prospectus Date	rr_ProspectusDate	Nov. 27, 2024
Hartford Large Cap Growth ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hartford Large Cap Growth ETF Summary Section
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	YOUR EXPENSES.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended July 31, 2024, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The example assumes that: ●Your investment has a 5% return each year ●The Fund’s operating expenses remain the same Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing in a portfolio of common stocks covering industries, companies and market capitalizations that the sub-adviser, Wellington Management Company LLP (the “Sub-Adviser” or “Wellington Management”), believes exhibit long-term growth potential. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large capitalization companies. The Fund is a non-diversified fund, which means that it may invest its assets in a smaller number of issuers than a diversified fund. Wellington Management uses fundamental analysis to identify companies with improving operating characteristics for purchase. Based on market or economic conditions, the Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market, including, but not limited to, the information technology, consumer discretionary, and communication services sectors. The Fund defines large-cap securities as companies with market caps within the collective range of the Russell 1000 Index and S&P 500 Index. As of September 30, 2024, this range was approximately $175.84 million to $3.54 trillion. The market capitalization range of these indices changes over time.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by comparing the Fund’s performance to a broad measure of market performance.Keep in mind that past performance does not indicate future results. Updated performance information is available at hartfordfunds.com. The bar chart shows the Fund’s performance for each calendar year since the Fund’s inception.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	 The performance information below provides some indication of the risks of investing in the Fund by comparing the Fund’s performance to a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below shows returns for the Fund over time compared to those of two indices. The Russell 1000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	hartfordfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Total returns by calendar year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above:ReturnsQuarter EndedBest Quarter Return16.27%March 31, 2023Worst Quarter Return-29.48%June 30, 2022Theyear-to-datereturn of the Fund as ofSeptember 30, 2024was28.83%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows returns for the Fund over time compared to those of two indices. The Russell 1000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Updated performance information is available by visiting our website at hartfordfunds.com.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2023
Hartford Large Cap Growth ETF | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk – The Fund is non-diversified, which means it is permitted to invest a greater portion of its assets in a smaller number of issuers than a “diversified” fund. For this reason the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.
Hartford Large Cap Growth ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Hartford Large Cap Growth ETF | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Hartford Large Cap Growth ETF | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets, or as a result of other events such as geopolitical events, natural disasters, or widespread pandemics (such as COVID-19) or other adverse public health developments.
Hartford Large Cap Growth ETF | Equity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Risk – The risk that the price of equity or equity related securities may decline due to changes in a company’s financial condition and overall market and economic conditions.
Hartford Large Cap Growth ETF | Large Cap Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Cap Securities Risk – The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.
Hartford Large Cap Growth ETF | Growth Investing Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Growth Investing Style Risk – If the Sub-Adviser incorrectly assesses a company’s prospects for growth or how other investors will value the company’s growth, then the price of the company’s stock may decrease, or may not increase to the level anticipated by the Sub-Adviser. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.
Hartford Large Cap Growth ETF | Active Investment Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active Investment Management Risk – The risk that, if the Sub-Adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.
Hartford Large Cap Growth ETF | Sector Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector Investment Risk – The Fund’s performance may be closely tied to the performance of certain sectors including information technology issuers, issuers in the consumer discretionary sector, and issuers in the communication services sector. As a result, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting these sectors. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Companies in the consumer discretionary sector are subject to the risks associated with adverse changes in consumer sentiment and buying patterns, the effects of inflation and disruption in the supply chain that negatively impact the availability of products. Companies in this sector may also be adversely affected by supply and demand for certain products and services, price fluctuations, product obsolescence and product liability claims, governmental regulation, exchange rates, world events, general economic conditions and other factors. In addition, certain companies in the consumer discretionary sector may be cyclical and have occasional sharp price movements resulting from changes in the economy, fuel prices, labor agreements and insurance costs. Companies in the communication services sector may be greatly affected by technological advancements and market competition, including research and development costs, substantial capital requirements, pricing competition and government regulations. Certain communication services companies may also be susceptible to network security breaches and may be targets of hacking and potential theft of proprietary or consumer information or disruptions in service. This sector may be impacted by fluctuating market demands, as well as shifting demographics and unpredictable changes in consumer preferences.
Hartford Large Cap Growth ETF | Market Price Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Price Risk – The net asset value (“NAV”) of the Fund’s shares and the value of your investment may fluctuate. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV and changes in the intraday value of the Fund’s holdings, as well as the relative supply of and demand for the shares on the Fund’s listing exchange. Although it is expected that the Fund’s shares will remain listed on the exchange, disruptions to creations and redemptions, the existence of market volatility or lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium to) or below (at a discount to) the Fund’s NAV or the intraday value of the Fund’s holdings. In addition, because liquidity in certain underlying portfolio securities may fluctuate over time, shares of the Fund may, at times, trade at a larger than normal premium or discount to NAV. In addition, to the extent certain of the Fund’s portfolio securities are trading on days or at times the Fund’s shares are not trading, bid-ask spreads and the resulting premium or discount to the NAV of the Fund’s shares may widen. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund. Neither the Investment Manager nor the Fund’s Sub-Adviser can predict whether the Fund’s shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Fund’s shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike many ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. There can be no assurance as to whether and/or to what extent the Fund’s shares will trade at premiums or discounts to NAV or to the intraday value of the Fund’s holdings.
Hartford Large Cap Growth ETF | Authorized Participant Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk – Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants on an agency basis (i.e., on behalf of other market participants), and none of these authorized participants are or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, Fund shares may trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
Hartford Large Cap Growth ETF | Hartford Large Cap Growth ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.59%
Year 1	rr_ExpenseExampleYear01	$ 60
Year 3	rr_ExpenseExampleYear03	189
Year 5	rr_ExpenseExampleYear05	329
Year 10	rr_ExpenseExampleYear10	$ 738
2022	rr_AnnualReturn2022	(36.59%)
2023	rr_AnnualReturn2023	42.29%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	28.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.48%)
Hartford Large Cap Growth ETF | After Taxes on Distributions | Hartford Large Cap Growth ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	42.29%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.84%)
Hartford Large Cap Growth ETF | Return Before Taxes | Hartford Large Cap Growth ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	42.29%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.84%)
Hartford Large Cap Growth ETF | After Taxes on Distributions and Sale of Fund Shares | Hartford Large Cap Growth ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.03%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.91%)
Hartford Large Cap Growth ETF | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	42.68%
Since Inception	rr_AverageAnnualReturnSinceInception	0.61%
Hartford Large Cap Growth ETF | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.53%
Since Inception	rr_AverageAnnualReturnSinceInception	1.34%